Schedule II - Valuation and Qualifying Account (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Allowances for Sales Incentive Discounts [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	$ 98.7	[1]	$ 97.5	[1]	$ 125.1
Additions, Acquired Businesses	0		0		0
Additions, Charged (Credited) to Costs and Expenses	222.4		204.8		199.1
Deductions	(217.6)		(203.6)		(226.7)
Foreign Currency Translation	0		0		0
Balance at End of Period	103.5	[1]	98.7	[1]	97.5	[1]
Allowances for Doubtful Accounts [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	29.3		35.0		28.1
Additions, Acquired Businesses	12.4		0.6		0
Additions, Charged (Credited) to Costs and Expenses	4.3		0.1		7.1
Deductions	(7.0)		(5.4)		(6.7)
Foreign Currency Translation	(2.1)		(1.0)		6.5
Balance at End of Period	36.9		29.3		35.0
Accruals of Severance, Relocation and Other Integration Costs [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	2.2		8.2		0
Additions, Charged (Credited) to Costs and Expenses	0.2		4.9		13.2
Additions, Reversal of Accrual	(0.9)		(0.5)		0
Deductions	(1.4)		(9.9)		(5.0)
Foreign Currency Translation	0.2		(0.5)		0
Balance at End of Period	0.3		2.2		8.2
Deferred Tax Asset Valuation Allowance [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	262.5		261.7		294.4
Additions, Acquired Businesses	28.9		0.6		0
Additions, Charged (Credited) to Costs and Expenses	(144.3)	[2]	1.6	[2]	(38.0)	[2]
Deductions	0		0		0
Foreign Currency Translation	(1.3)		(1.4)		5.3
Balance at End of Period	145.8		262.5		261.7
Accrued Expenses [Member] | Allowances for Sales Incentive Discounts [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at End of Period	91.1	[1]	87.4	[1]
Accounts Receivable Allowances [Member] | Allowances for Sales Incentive Discounts [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at End of Period	12.4	[1]	11.3	[1]
Other Comprehensive Income [Member] | Deferred Tax Asset Valuation Allowance [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Additions, Charged (Credited) to Costs and Expenses	$ 6.4	[2]	$ 0.9	[2]	$ 0.8	[2]

[1]	As of December 31, 2011, approximately $91.1 million of this balance was recorded within “Accrued expenses” and approximately $12.4 million was recorded within “accounts receivable allowances” in the Company’s Consolidated Balance Sheets. As of December 31, 2010, approximately $87.4 million of this balance was recorded within “Accrued expenses” and approximately $11.3 million was recorded within “accounts receivable allowances” in the Company’s Consolidated Balance Sheets.
[2]	Amounts charged through other comprehensive income during the years ended December 31, 2011, 2010 and 2009 were $6.4 million, $0.9 million and $0.8 million, respectively.